Common Shares - Additional Information (Detail) CAD in Millions				1 Months Ended		12 Months Ended
	Apr. 11, 2016 USD ($) shares	Mar. 06, 2015 USD ($) shares	Mar. 06, 2015 CAD shares	Apr. 30, 2016 shares	Aug. 31, 2015 shares	Jun. 30, 2016 USD ($) Entity shares	Jun. 30, 2015 USD ($) shares	Jun. 30, 2015 CAD shares	Oct. 26, 2015 shares
Class of Stock [Line Items]
Preferred shares issued						0
Preferred shares outstanding						0
Shares issued during period for Dividend Reinvestment Plan						1,028,064	1,485,040	1,485,040
Shares issued during period for Dividend payment | $						$ 4,200,000	$ 8,500,000
Dividend Reinvestment Plan description						The common shares issued under the Plan are issued at a price based on the volume weighted average of the closing price of the common shares for the five trading days immediately preceding the relevant dividend date, less a 3% discount.
Dividend Reinvestment Plan, discount percentage						3.00%	3.00%	3.00%
Stock repurchased and cancelled during period, value | $						$ 25,797,000	$ 848,000
Common stock issued, shares		11,983,000	11,983,000
Common stock issuance | $						$ 5,227,000	75,200,000
Number of transportation consulting services firms | Entity						2
Gross Proceeds from issuance of Common stock		$ 69,100,000	CAD 86.3				65,743,000
Offering of common shares, net of expenses		65,700,000	CAD 83.2
Redemption of Cdn$ 6.75% Convertible Debentures | $							$ 40,083,000
Common shares issued						91,903,515	96,141,516	96,141,516
Common shares outstanding						91,903,515	96,141,516	96,141,516
Reclassifications out of accumulated other comprehensive loss | $						$ 0
NCIB
Class of Stock [Line Items]
Stock repurchased and cancelled during period, shares						575,226	161,415	161,415
Stock repurchased and cancelled during period, value | $						$ 2,300,000	$ 800,000
Transportation Consulting and Management Services Firm and Transportation Consulting Services Firm
Class of Stock [Line Items]
Common stock issued, shares						309,161
Common stock issuance | $						$ 1,000,000
SNCF-Participations
Class of Stock [Line Items]
Stock repurchased and cancelled during period, shares	5,000,000
Stock repurchased and cancelled during period, value | $	$ 23,500,000
Sale of stock, number of shares				6,400,000	4,000,000
Maximum
Class of Stock [Line Items]
No of shares authorized to be repurchased									8,403,185
6.75% Convertible Debentures
Class of Stock [Line Items]
Common stock issued, shares							18,342	18,342
Common stock issuance | $							$ 100,000
Redemption of Cdn$ 6.75% Convertible Debentures		$ 40,083,000					$ 40,083,000	CAD 49.9